Consolidated Statement of Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Interest income calculated using the effective interest method
Loan portfolio	$ 18,115,730	$ 18,947,029	$ 18,491,167
Investments in debt securities	1,531,788	1,275,761	1,061,568
Total interest income	19,647,518	20,222,790	19,552,735
Deposits
Checking accounts	(261,256)	(328,134)	(413,939)
Savings accounts	(1,066,825)	(1,467,635)	(1,503,277)
Time deposits	(3,068,742)	(3,663,358)	(3,595,611)
Interest expense on deposits from customers	(4,396,823)	(5,459,127)	(5,512,827)
Financial obligations
Interbank borrowings and overnight funds	(185,779)	(283,966)	(380,858)
Borrowings from banks and others	(631,349)	(860,468)	(1,014,304)
Bonds issued	(1,614,678)	(1,531,565)	(1,220,437)
Borrowing from development entities	(90,028)	(127,138)	(138,791)
Total Financial obligations	(2,521,834)	(2,803,137)	(2,754,390)
Net interest income	12,728,861	11,960,526	11,285,518
Impairment (losses) recoveries on financial assets
Loans and other accounts receivable	(4,500,096)	(6,267,224)	(4,193,980)
Other financial assets	(16,219)	(74,765)	60,015
Recovery of charged-off financial assets	481,226	328,096	378,862
Net impairment loss on financial assets	(4,035,089)	(6,013,893)	(3,755,103)
Net interest income, after loss allowance	8,693,772	5,946,633	7,530,415
Income from commissions and fees	6,453,202	5,835,899	6,083,343
Expenses from commissions and fees	(841,774)	(742,476)	(627,999)
Net income from commissions and fees	5,611,428	5,093,423	5,455,344
Income from sales of goods and services	10,450,914	9,144,789	9,156,588
Costs and expenses of sales goods and services	(7,351,979)	(6,321,488)	(6,781,777)
Gross profit from sales of goods and services	3,098,935	2,823,301	2,374,811
Net trading income	948,716	1,295,424	761,911
Net income from other financial instruments mandatorily at fair value through profit or loss	270,095	252,355	217,616
Other income	1,294,047	1,716,899	1,282,963
Other expenses	(11,396,696)	(10,652,751)	(10,171,349)
Net income before tax expense	8,520,297	6,475,284	7,451,711
Income tax expense	(2,851,795)	(1,843,668)	(2,086,257)
Net income for the year	5,668,502	4,631,616	5,365,454
Net income for the year attributable to:
Owners of the parent	3,297,736	2,349,521	3,034,409
Non-controlling interests	2,370,766	2,282,095	2,331,045
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ 5,668,502	$ 4,631,616	$ 5,365,454
Net income per share basic (in Colombian pesos, see note 25)	$ 148.01	$ 105.45	$ 136.19
Net income per share diluted (in Colombian pesos, see note 25)	$ 148.01	$ 105.45	$ 136.19